Financial Instruments by Category - Schedule of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets [Line Items]
Accounts receivable	$ 7,112	$ 6,457	$ 5,339
Financial assets at FVTPL	467,184	420,544	77,801
Derivative financial instruments	177,450	30,339
Amounts due from joint ventures			23,810
Deposits and other receivables	79,032	1,315	2,139
Restricted cash			135
Cash and bank balances	17,660	19,978	6,121	$ 1,208
Total financial assets	748,438	478,633	115,345
Financial assets at FVTPL [Member]
Schedule of Financial Assets [Line Items]
Accounts receivable
Financial assets at FVTPL	467,184	420,544	77,801
Derivative financial instruments	177,450	30,339
Amounts due from joint ventures
Deposits and other receivables
Restricted cash
Cash and bank balances
Total financial assets	644,634	450,883	77,801
Financial assets at amortized cost [Member]
Schedule of Financial Assets [Line Items]
Accounts receivable	7,112	6,457	5,339
Financial assets at FVTPL
Derivative financial instruments
Amounts due from joint ventures			23,810
Deposits and other receivables	79,032	1,315	2,139
Restricted cash			135
Cash and bank balances	17,660	19,978	6,121
Total financial assets	$ 103,804	$ 27,750	$ 37,544